Intangible Assets - Changes in Other Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	¥ 591,650	¥ 617,732
Additions	179,276	149,003
Acquisition of subsidiaries and businesses	10	24,518
Disposals	(1,079)	(3,576)
Amortization	(157,168)	(159,292)
Impairment losses	(448)	(28,689)	¥ (4,041)
Exchange differences	8,106	(11,059)
Others	(4,518)	3,013
Carrying amount ending balance	615,829	591,650	617,732
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	1,464,968	1,396,589
Carrying amount ending balance	1,572,226	1,464,968	1,396,589
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(873,318)	(778,857)
Carrying amount ending balance	(956,397)	(873,318)	(778,857)
Software [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	307,058	302,081
Additions	117,470	97,895
Disposals	(27)	(241)
Amortization	(90,580)	(90,154)
Exchange differences	134	(174)
Others	584	(2,349)
Carrying amount ending balance	334,639	307,058	302,081
Software [member] | Internally generated [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	726,459	697,480
Carrying amount ending balance	788,808	726,459	697,480
Software [member] | Internally generated [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(419,401)	(395,399)
Carrying amount ending balance	(454,169)	(419,401)	(395,399)
Software [member] | Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	133,349	129,054
Additions	51,886	42,435
Acquisition of subsidiaries and businesses	8	165
Disposals	(1,027)	(1,792)
Amortization	(43,931)	(44,129)
Impairment losses	(447)	(8)
Exchange differences	1,380	(2,613)
Others	(496)	10,237
Carrying amount ending balance	140,722	133,349	129,054
Software [member] | Purchased [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	379,524	358,130
Carrying amount ending balance	412,032	379,524	358,130
Software [member] | Purchased [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(246,175)	(229,076)
Carrying amount ending balance	(271,310)	(246,175)	(229,076)
Contractual customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	75,097	92,074
Acquisition of subsidiaries and businesses		4,271
Amortization	(11,982)	(11,652)
Impairment losses		(7,262)
Exchange differences	2,081	(2,334)
Carrying amount ending balance	65,196	75,097	92,074
Contractual customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	187,705	185,795
Carrying amount ending balance	189,900	187,705	185,795
Contractual customer relationships [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(112,608)	(93,721)
Carrying amount ending balance	(124,704)	(112,608)	(93,721)
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	8,642	12,858
Amortization	(931)	(2,741)
Exchange differences	1,167	(1,475)
Carrying amount ending balance	8,878	8,642	12,858
Trademarks [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	54,329	55,822
Carrying amount ending balance	55,573	54,329	55,822
Trademarks [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(45,687)	(42,964)
Carrying amount ending balance	(46,695)	(45,687)	(42,964)
Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	67,504	81,665
Additions	9,920	8,673
Acquisition of subsidiaries and businesses	2	20,082
Disposals	(25)	(1,543)
Amortization	(9,744)	(10,616)
Impairment losses	(1)	(21,419)
Exchange differences	3,344	(4,463)
Others	(4,606)	(4,875)
Carrying amount ending balance	66,394	67,504	81,665
Other intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	116,951	99,362
Carrying amount ending balance	125,913	116,951	99,362
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(49,447)	(17,697)
Carrying amount ending balance	¥ (59,519)	¥ (49,447)	¥ (17,697)